UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
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                                    FORM N-PX
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                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                Man-Glenwood Lexington Associates Portfolio, LLC

                  Investment Company Act File Number: 811-21285

                                   Registrant
                Man-Glenwood Lexington Associates Portfolio, LLC
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606
                                 (312)-881-6500

                                Agent For Service
                                Kirsten Ganschow
                                123 N. Wacker Dr
                                   28th Floor
                                Chicago, IL 60606

                        Date of Fiscal Year End: March 31

             Date of Reporting Period: July 1, 2008 to June 30, 2009
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
Name of Issuer:                                                     Pendragon (Lancelot II) Fund LLC (Class A)
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
Requested approval to a change in the Articles of  Association       Issuer          For                Yes - For
allowing the fund to split their Fund between 1.) a liquidating share class (for investors wishing to redeem) and 2.) a
continuing share class (for investors wishing to maintain their investment on an ongoing basis with reinvestment of sales
proceeds, etc.).

Name of Issuer:                                                     Tosca
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
 Proposal to redesignate existing Class A shares and Class B         Issuer          For               Yes - This
shares as either liquidating share classes or continuing share                                       submission also
classes.  MGLEX voted "for" the proposal to redesignate 100% of                                       served as our
our current shares to the new Class A shares.  This submission                                     redemption notice.
also served as our redemption notice.

Name of Issuer:                                                     Castlerigg Partners
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
Proposal to exchange partnership interests for Tier 1 Continuing     Issuer          For                Yes - For
Interests and/or Residual Interests.  We elected to exchange the
MGLEX interests for Tier 1 Residual Interests.


Name of Issuer:                                                     Centaurus Alpha Fund LP
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
Proposal to exchange existing interests to a new class C which       Issuer          For              Yes - Against
will be subject to a hard lock-up until the last business day of
May 2009 and will pay lower investment management fees and be subject to a reduced incentive allocation.

                                                                    Greywolf Capital Partners
Name of Issuer:                                                     II LP
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
Greywolf  offered redeeming investors the option to receive          Issuer       No action          No - no action
redemptions partially in cash and the remainder in the form of in-kind distributions.

                                                                    NWI Explorer Global Macro
Name of Issuer:                                                     Fund LP
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund terminated the issuance of its current class of limited     Issuer          For           Yes - MGLEX elected
partnership interests.  Investors elected to exchange their                                           to have their
Original Interests and choose 1) new interests, 2) redeem, or 3)                                   original interests
continue in part and withdrawal a portion of their holding.                                         be exchanged for
                                                                                                   Class A Interests.
                                                                                                  As such, this served
                                                                                                   as notice to redeem
                                                                                                     all interests.
                                                                                                   MGLEX will receive
                                                                                                   cash distributions
                                                                                                  from the Fund at the
                                                                                                  end of each month in
                                                                                                  which assets of Pool
                                                                                                       A are sold,
                                                                                                   consisting of their
                                                                                                   pro rata portion of
                                                                                                      such assets.

                                                                    Pendragon (Lancelot II)
Name of Issuer:                                                     Fund Inc.
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
Proposal Cast                                                       Sponsor     Recommendation    Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund proposed to amend the LLC agreement so as to provide       Issuer           For          Yes - For
limited partners the voting right to remove the managing member and to remove entities providing investment management services to the Fund.  Additionally, the Fund sought approval for a new investment management entity.

                                                                    Global Trading Strategies
Name of Issuer:                                                     (Cayman) Fund
Exchange Ticker/CUSIP:
Meeting Date:

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund proposed certain changes to the Private Placement           Issuer          For                Yes - For
Memorandum so that the Redemption Limitations would be applied as a percentage of the NAV of the Master Fund rather than on the basis of each feeder fund.  Other amendments included legal, tax and other operational changes.

Name of Issuer:                                                     Centaurus Alpha Fund LP
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund proposed certain amendments to the Limited Partnership      Issuer          For                Yes - For
Agreement.  The proposed changes included imposing a withdrawal gate and special investments (i.e. side pockets).

                                                                    Tontine Capital Partners,
Name of Issuer:                                                     L.P.
Exchange Ticker/CUSIP:
Meeting Date:

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund is distributing a portion of its capital to allow           Issuer          For           Yes - MGLEX elected
current investors to roll over distributions from their capital                                       option #1, to
account into a new fund.  Limited Partners can receive their                                          receive full
distribution by 1) full distribution, 2) rollover distribution                                        distribution.
into new fund or 3) rollover a portion into the new fund and receive remaining amount in cash.

                                                                    TPG Credit Opportunities
Name of Issuer:                                                     Fund LP
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Managing Partner launched a new class of interests.  As such,    Issuer        Against         Yes - MGLEX elected
investors had the option to exchange existing investments for new                                 "no" to the exchange
interests with revised fees, lockup period, liquidity terms and                                        of original
special investment elections (i.e. side pockets).  Specifically,                                    interests for new
the Fund was imposing a 25% investor level gate to its liquidity                                       interests.
terms.

Name of Issuer:                                                     Pershing Square IV, L.P.
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund proposed changes to the high water mark terms and the       Issuer          For          Yes - MGLEX executed
assignment agreement in order to deal with the loss of investment                                 and submitted a High
in the Pershing Square IV funds.                                                                  Water Mark letter to
                                                                                                   the Fund. This was
                                                                                                   the default option
                                                                                                  and served as notice
                                                                                                   for the MGLEX high
                                                                                                      water mark in
                                                                                                   Pershing Square IV
                                                                                                  to be transferred to
                                                                                                   the MGLEX portfolio
                                                                                                   in Pershing Square
                                                                                                   International, Ltd.
                                                                                                   (the "core funds").

                                                                    Steel Partners II (Onshore)
Name of Issuer:                                                     L.P.
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund proposed a plan to lift the temporary suspension of         Issuer          For           Yes - MGLEX elected
withdrawals imposed in December 2008.  Investors could elect to                                    to receive cash and
receive distributions by 1) common units of WebFinancial L.P., 2)                                           a
cash and a distribution-in-kind or 3) cash and, in lieu of                                        distribution-in-kind.
receiving a distribution-in-kind of assets of Steel Partners II,
L.P., to contribute such assets in a liquidating trust which would be formed for the purpose of facilitating the liquidation of such assets and managed by an independent manager.

Name of Issuer:                                                     D.E Shaw Oculus Fund
Exchange Ticker/CUSIP: N/A
Meeting Date: N/A

                                                                                  Management
                          Proposal Cast                             Sponsor     Recommendation            Vote
------------------------------------------------------------------- --------- ------------------- ----------------------
The Fund was seeking investor approval of the Proposed Amendment     Issuer          For            Yes - MGLex voted
to the Third Amended and Restated Limited Liability Agreement                                      "for" the proposed
which would also provide investors with Special Withdrawal                                             amendment.
Rights.  The Special Withdrawal Rights would allow investors to redeem a portion of its capital from the fund as of the close of business on July 31, 2009.

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Man-Glenwood Lexington Associates Portfolio, LLC

/s/ John B. Rowsell

President

Date:  August 26, 2009